Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets [Abstract]
Schedule of Prepaid Expenses and Other Assets
	December 31,
	2020	2019

Prepaid expenses	$49	$83
Advances to suppliers	39	46

	$88	$129